RIGHT OF USE ASSETS AND LEASE LIABILITIES - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease liabilities	$ 153	$ 171	$ 0
Lease liabilities recognised	103	23	160
Repayment of lease liabilities	(63)	(47)	(42)
Finance costs paid on lease liabilities	(9)	(8)	(9)
Interest charged to the income statement	9	8	10
Reclassification of finance leases from borrowings	0	0	60
Change in estimate	0	(1)	(5)
Translation	(8)	7	(3)
Closing balance	185	153	171
Lease finance costs paid included in the statement of cash flows	$ 9	$ 8	$ 9